Other financial assets - current - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [line items]
Restricted bank deposits held as security in relation to interest and repayment of borrowings		₨ 4,912.7	₨ 2,996.9
Restricted bank deposits pledged till the maturity of the respective borrowings	$ 5,498.6	402,001.3	321,300.7
Restricted deposits related to family pension		734.7	0.0
Restricted bank deposits [Member]
Disclosure of financial assets [line items]
Restricted bank deposits pledged till the maturity of the respective borrowings		₨ 1,744.4	₨ 1,015.1